Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal statutory tax rate	34.00%	34.00%
Permanent differences	(0.11%)	(0.11%)
Valuation allowance	(33.97%)	(33.97%)
Effective tax rate	(0.08%)	(0.08%)